Guarantees and Purchase Obligations - Additional Information (Detail) ₺ in Thousands, ₴ in Thousands	12 Months Ended
	Dec. 31, 2017 TRY (₺)	Dec. 31, 2017 UAH (₴)	Dec. 31, 2016 TRY (₺)
Disclosure of guarantees and purchase obligations [Line Items]
Purchase commitments	₺ 592,956		₺ 915,868
Purchase commitments settlement term	3 years
Guarantees	₺ 4,926,916		₺ 2,370,723
Lifecell 3G License [member]
Disclosure of guarantees and purchase obligations [Line Items]
Purchase commitments	₺ 29,269	₴ 217,793